Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

36Earnings per share

(a)Basic

The basic earnings per share is calculated by dividing net income attributable to the Company’s shareholders by the weighted average of the number of common shares outstanding during the period, excluding the common shares purchased by the Company and maintained as treasury shares.

	2017	2016	2015

Numerator
Net income attributable to the shareholders of the Company	1,085,265	1,654,848	342,185

Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112

Basic earnings per share (in Reais)	1.96	2.99	0.62

The weighted average number of shares in the period is represented by a total number of shares of 553,934,646 issued and outstanding for the year ended December 31, 2017, 2016 and 2015, excluding the 751,022 treasury shares of shares in the year ended December 31, 2017 (344,042 as at December 31, 2016 and 2015). During the years 2017 and 2016 there were no changes in the number of shares of Company.

(b)Diluted

Diluted earnings per share are calculated by dividing net income attributable to the Company’s shareholders common shares by the weighted average number of common shares available during the year plus the weighted average number of common shares that would be issued when converting all potentially dilutive common shares into common shares:

	2017	2016	2015

Numerator
Net income attributable to the shareholders of the Company	1,085,265	1,654,848	342,185

Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112
Dilution effect
Stock options	751,022	892,132	687,840

Number of common shares outstanding adjusted according to dilution effect	553,990,510	554,482,736	554,278,952

Diluted earnings per share (in Reais)	1.96	2.98	0.62